Investments	12 Months Ended
Dec. 31, 2020
Investments
Investments

5.  Investments

Equity Method Investments

In December 2019, the Company sold all of its investment in Re.Ra.Ku (Hong Kong) Health Science and Technology Co., Limited, for ¥50,000 thousand, for a gain of ¥559 thousand. As of December 31, 2020 and 2019, the Company had zero ownership interest in equity method investments.

Investments at Cost

The carrying amount of non-marketable securities are recorded at cost as fair value is not readily determinable. The amount is ¥500 thousand and ¥14,044 thousand as of December 31, 2020 and 2019, respectively. For the year ended December 31, 2020, impairment charges of ¥5,544 thousand and ¥5,000 thousand were recorded on the Matrix Industries, Inc. and other non-marketable securities, respectively. The Company did not recognize any impairment for the year ended December 31, 2019.

The breakdown of non-marketable securities as of December 31, 2020 and 2019 are as follows:

	Carrying amount
	Thousands of Yen			Ownership
	2020		2019	2020	2019
Matrix Industries, Inc.	¥	―	¥5,544	0.09%	14.3%
Kabushiki Kaisha ReRaKu WEST		―	3,000	―	16.6%
Other		500	5,500	―	―
Total		¥500	¥14,044

In July 2020, the Company sold all of its investment in Kabushiki Kaisha ReRaKu WEST, for ¥3,000 thousand.